ACQUISITIONS - Schedule of Fair Value Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Nov. 30, 2019	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017	Jun. 02, 2016
Business Acquisition [Line Items]
Goodwill	$ 1,183.3	$ 1,183.3	$ 1,183.3	$ 1,167.8
Haggen Transaction
Business Acquisition [Line Items]
Inventory					$ 31.8
Other current assets					2.5
Property and equipment					89.9
Intangible assets, primarily pharmacy scripts and trade names					31.4
Total assets acquired					155.6
Capital lease obligations					35.2
Other long-term liabilities					22.7
Total liabilities assumed					57.9
Net assets purchased					97.7
Goodwill					16.1
Total purchase consideration					$ 113.8